The Company and Summary of Significant Accounting Policies - Going Concern, Liquidity and Management's Plan (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization and Liquidity
Accumulated deficit	$ (548,897)		$ (549,654)	$ (527,185)
Negative working capital			101,800
Net loss	757	$ (1,393)	(22,469)	(26,412)
Used cash from operations	$ (14,413)	$ (1,480)	$ (8,827)	$ (18,087)
Doubt about the Company's ability to continue as a going concern			true